SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
DECEMBER 31, 2017, 2016 AND 2015
(In millions)

	Balance at Beginning	Charged to Expense or Other Accounts	Write-offs and Other Adjustments	Balance at End of Period
Allowance for Doubtful Accounts
Year ended December 31, 2017	$37.1	$9.5	$(3.6)	$43.0
Year ended December 31, 2016	$32.3	$10.6	$(5.8)	$37.1
Year ended December 31, 2015	$27.5	$8.6	$(3.8)	$32.3
Valuation Allowance for Deferred Tax Assets
Year ended December 31, 2017	$74.5	$(8.8)	$(6.7)	$59.0
Year ended December 31, 2016	$80.7	$1.1	$(7.3)	$74.5
Year ended December 31, 2015	$160.0	$(69.8)	$(9.5)	$80.7
Reserve for Value-Added Tax Receivables
Year ended December 31, 2017	$0.3	$—	$(0.3)	$—
Year ended December 31, 2016	$1.8	$(1.6)	$0.1	$0.3
Year ended December 31, 2015	$6.9	$(3.1)	$(2.0)	$1.8